Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost		Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2014		SFr 44,641	SFr 42,895	SFr 4,400	SFr 34,842		SFr 15,877	SFr 0		SFr (12,224)	SFr 1,746
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(239)									(239)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		46									46
Net income/(loss)		1,917	1,918				1,918				(1)
Total other comprehensive income/(loss), net of tax		(2,468)	(2,375)							(2,375)	(93)
Share-based compensation, net of tax		(968)	(967)		(967)						(1)
Dividends on share-based compensation, net of tax		(12)	(12)		(12)
Dividends paid		(80)	(80)				(80)
Change in scope of consolidation, net		6									6
Other		(2)									(2)
Balance at Jun. 30, 2015		42,841	41,379	4,400	33,863		17,715	0		(14,599)	1,462
Balance at Dec. 31, 2015		44,690	43,406	4,400	39,883		12,427	0	[1]	(13,304)	1,284
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[2],[3]	(65)									(65)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[3]	79									79
Net income/(loss)		(410)	(412)				(412)				2
Total other comprehensive income/(loss), net of tax		631	645							645	(14)
Share-based compensation, net of tax		(295)	(295)		(295)	[4]
Dividends on share-based compensation, net of tax		(40)	(40)		(40)
Dividends paid		(10)	(10)				(10)
Change in scope of consolidation, net		(255)									(255)
Other		674	703		703						(29)
Balance at Jun. 30, 2016		SFr 44,999	SFr 43,997	SFr 4,400	SFr 40,251		11,540	SFr 0	[1]	(12,194)	SFr 1,002
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax							SFr (465)			SFr 465

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Includes a net tax charge of CHF (125) million from the excess recognized compensation expense over fair value of shares delivered.